Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,929,132)	$ (784,493)	$ (58,923,300)	$ (1,820,528)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance of common stock for services	733,748	15,000	51,348,000
Amortization of prepaid stock based expenses	5,496,367		4,621,230
Foreign currency transaction loss (gain)	54,196	75,698	89,243	(22,080)
Depreciation expense	354			297
Allowance on refundable advance deposit				120,958
Amortization of debt discounts	186,777	133,644	303,563	294,005
Amortization of right-of-use assets	9,380	9,866	20,187	21,359
Change in fair value of derivative liabilities	(68,022)	(66,368)	(212,450)	(316,537)
Change in fair value of warrant liability	(593,710)
Derivative expense		35,741	333,596	141,012
Loss (gain) on extinguishment of debt, net	(210,178)	30,078	871,032	(54,565)
Non-cash interest expense	5,843	4,582	5,519	3,832
Accretion of put premium	37,450			279,711
Changes in Assets and Liabilities:
GST receivable	(11,615)	752	(2,405)	(71)
Prepaid expenses and other current assets	(28,590)	(80)	1,379	4,746
Refundable advance deposit				(120,958)
Deferred offering costs				(25,000)
Other current assets
Accounts payable	(310,368)	102,374	187,732	242,408
Employee benefit liability	25,531	20,666	40,184	49,196
Accrued expenses and other payables	(351,663)	166,993	677,889	209,962
Accrued interest	18,853	49,350	255,155	78,733
Operating lease liability	(3,428)	(10,589)	(21,722)	(21,598)
NET CASH USED IN OPERATING ACTIVITIES	(2,938,207)	(216,786)	(405,168)	(935,118)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(4,758)
NET CASH USED IN INVESTING ACTIVITIES	(4,758)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	100,000	80,000	222,500	567,050
Proceeds from issuance of convertible Series C Preferred stock, net of issuance cost	950,099
Repayment of convertible note	(203,350)		(8,000)	(142,909)
Repayment of notes	(671,777)	(98,400)	(122,788)
Repayment of loans payable - related party	(150,808)
Proceeds from the sale of common stock	3,314,458			23,057
Proceeds from note payable	75,000	35,000	320,000	190,000
Proceeds from loans payable				79,811
Proceeds from loans payable - related parties	78,249	278,915	343,700	224,885
Deferred offering costs		(25,000)	(264,656)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,491,871	270,515	490,756	941,894
Effect of exchange rate changes on cash	243	(60,181)	(94,585)	4,262
NET INCREASE (DECREASE) IN CASH	549,149	(6,452)	(8,997)	11,038
CASH AT BEGINNING OF YEAR	12,088	21,085	21,085	10,047
CASH AT END OF YEAR	561,237	14,633	12,088	21,085
Cash paid during the year:
Interest	115,684	17,599	30,715	9,491
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	114,399	9,336	10,229	246,254
Conversion of convertible notes and accrued interest to common stock	416,291	71,836	79,686	560,483
Defferred offering cost charged to additional paid in capital upon closing of offering	281,773
Debt discounts related to derivative liability		80,000	222,500	150,000
Deemed dividend related to Series C Preferred Stock	$ 932,246
Settlement of accounts payable for shares of common stock			129,354
Settlement of loans to former director for shares of common stock			74,395
Settlement of loans payable including accrued interest for shares of common stock			86,248
Operating lease right-of-use asset and operating lease liability pursuant to ASC 842			62,126
Relative fair value of warrant granted in connection with a loan payable - related party				141,084
Issuance of common stock for prepaid services (net of amortized portion)			19,259,880
Deemed dividend upon alternate cashless exercise of warrants				$ 192,960